8. Inventories	12 Months Ended
Dec. 31, 2016
Inventories
	2016	2015
	US$’000	US$’000

Raw materials	97	131
Work in progress	29	39
Finished goods	218	387
	344	557

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the provision is deemed appropriate. For the year ended December 31, 2016, and 2015 provision for obsolete and slow moving inventories amounted to US$53,000 and US$5,000, respectively, which were charged to cost of revenue in Consolidated Statements of Income.

ZHEJIANG JIAHUAN
Inventories
	2016	2015
	RMB’000	RMB’000

Raw materials	6,529	5,603
Work in progress	11,264	7,840
Finished goods	10,212	8,020

	28,005	21,463

ZHEJIANG TIANLAN
Inventories
	2016	2015
	RMB’000	RMB’000

Raw materials	5,606	6,586
Work in progress	7,269	5,525
Finished goods	230	-

	13,105	12,111